11A. Short term borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ZHEJIANG
Bank loan	60,000		41,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	55,000	[1]	36,000	[1]
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	5,000	[2]	5,000	[2]

[1]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2012 bear interest at fixed rates 6.00% to 7.87% (2011: 5.81% to 7.87%) per annum and are secured by the Companys office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB3,137,000 (2011: RMB1,480,000 and 2010: RMB352,000).
[2]	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2012 bear interest at fixed rates 7.50% to 7.87% (2011: 7.54% to 7.87%) per annum and are secured by the subsidiarys office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2012 was approximately RMB391,245 (2011: RMB115,000).